Document and Entity Information	Dec. 15, 2017
Risk/Return:
Document Type	497
Document Period End Date	Oct. 31, 2016
Registrant Name	HSBC FUNDS
Central Index Key	0000798290
Amendment Flag	false
Document Creation Date	Dec. 15, 2017
Document Effective Date	Dec. 15, 2017
Prospectus Date	Feb. 28, 2017
HSBC Global Equity Volatility Focused Fund | Class A
Risk/Return:
Trading Symbol	HGEAX
HSBC Global Equity Volatility Focused Fund | Class I
Risk/Return:
Trading Symbol	HGEIX